Cash and cash equivalents	12 Months Ended
Mar. 31, 2025
Cash And Cash Equivalents
Cash and cash equivalents

28	Cash and cash equivalents

	March 31,
	2024	2025
Cash on hand	72	656
Credit card collection in hand	797,380	160,814
Balances with bank	944,498	444,332
Total	1,741,950	605,802

Credit card collection in hand represents the amount of collection from credit cards swiped by the customers which is outstanding as at the year end and credited to Group’s bank accounts subsequent to the year end.

At March 31, 2025, the Group had available INR 1,734,016 (March 31, 2024: INR 1,294,099) of undrawn borrowing facilities.